Fair Value Measurements - Fair Value of Financial Assets Measured at Fair Value on Recurring Basis (Detail) - Fair Value Measurement on a Recurring Basis [Member] - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Quoted Market Prices of Identical Assets (Level1) [Member]
Assets
Fair value of assets	$ 1,055,022	$ 786,205
Quoted Market Prices of Identical Assets (Level1) [Member] | Short-term Marketable Securities [Member]
Assets
Fair value of assets	595,383	481,883
Quoted Market Prices of Identical Assets (Level1) [Member] | Long-term Marketable Securities [Member]
Assets
Fair value of assets	448,572	302,817
Quoted Market Prices of Identical Assets (Level1) [Member] | Long-term Debt Instruments [Member]
Assets
Fair value of assets	5,066	743
Quoted Market Prices of Identical Assets (Level1) [Member] | Long-term Equity Instruments [Member]
Assets
Fair value of assets	6,001	762
Significant Other Observable Inputs (Level 2) [Member]
Assets
Fair value of assets	35
Liabilities
Fair value of liabilities	(4,667)	(4,063)
Significant Other Observable Inputs (Level 2) [Member] | Forward Contracts [Member]
Assets
Fair value of assets	35
Liabilities
Fair value of liabilities	$ (4,667)	$ (4,063)